Cover	Jul. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2026
Entity File Number	001-42717
Entity Registrant Name	Pelican Acquisition II Corporation
Entity Central Index Key	0002122392
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	3rd Fl.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	PLCIU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	PLCI
Security Exchange Name	NASDAQ
Rights, each exchangeable for one-tenth (1/10) ordinary share
Title of 12(b) Security	Rights, each exchangeable for one-tenth (1/10) ordinary share
Trading Symbol	PLCIR
Security Exchange Name	NASDAQ